Consolidated Statements of Changes in Equity € in Thousands, $ in Thousands		Share capital [Member] EUR (€)	Share capital [Member] USD [Member] USD ($)	Share premium [Member] EUR (€)	Share premium [Member] USD [Member] USD ($)	Retained earnings (accumulated deficit) [Member] EUR (€)	Retained earnings (accumulated deficit) [Member] USD [Member] USD ($)	Treasury shares [Member] EUR (€)	Treasury shares [Member] USD [Member] USD ($)	Translation reserve from foreign operations [Member] EUR (€)	Translation reserve from foreign operations [Member] USD [Member] USD ($)	Hedging Reserve [Member] EUR (€)	Hedging Reserve [Member] USD [Member] USD ($)	Total [Member] EUR (€)	Total [Member] USD [Member] USD ($)	Non-controlling Interests [Member] EUR (€)	Non-controlling Interests [Member] USD [Member] USD ($)	EUR (€)		USD [Member] USD ($)
Balance at Dec. 31, 2015	[1]	€ 19,980		€ 58,331		€ 8,148		€ (1,711)		€ 1,938				€ 86,686		€ (244)		€ 86,442
Statement Line Items [Line Items]
Profit (Loss) for the year						(209)								(209)		(423)		(632)	[1]
Other comprehensive loss for the year										726				726		(34)		692	[1]
Total comprehensive loss for the year						(209)				726				517		(457)		60	[1]
Dividends to owners						(2,123)								(2,123)				(2,123)
Own shares acquired								(11)						(11)				(11)
Share-based payments				3										3				3
Balance at Dec. 31, 2016		19,980		58,334		5,816		(1,722)		2,664				85,072		(701)		84,371	[1]
Statement Line Items [Line Items]
Profit (Loss) for the year						(6,115)								(6,115)		(526)		(6,641)
Other comprehensive loss for the year										(445)		138		(307)		86		(221)
Total comprehensive loss for the year						(6,115)				(445)		138		(6,422)		(440)		(6,862)
Own shares acquired								(14)						(14)				(14)
Share-based payments				5										5				5
Balance at Dec. 31, 2017		19,980	$ 22,878	58,339	$ 66,800	(299)	$ (343)	(1,736)	$ (1,988)	2,219	$ 2,541	138	$ 158	78,641	$ 90,046	(1,141)	$ (1,306)	77,500		$ 88,740
Statement Line Items [Line Items]
Profit (Loss) for the year						1,057	1,211							1,057	1,211	(453)	(519)	604		692
Other comprehensive loss for the year										(823)	(942)	(365)	(418)	(1,188)	(1,360)	36	41	(1,152)		(1,319)
Total comprehensive loss for the year						1,057	1,065			(823)	(942)	(365)	(418)	(131)	(149)	(417)	(478)	(548)		(627)
Share-based payments				5	6									5	6			5		6
Balance at Dec. 31, 2018		€ 19,980	$ 22,878	€ 58,344	$ 66,806	€ 758	$ 868	€ (1,736)	$ (1,988)	€ 1,396	$ 1,599	€ (227)	$ (260)	€ 78,515	$ 89,903	€ (1,558)	$ (1,784)	€ 76,957		$ 88,119

[1]	Please refer to Note 2C for functional and presentation currency.